SPECIAL (GAINS) AND CHARGES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended							23 Months Ended	35 Months Ended	12 Months Ended	24 Months Ended	12 Months Ended						12 Months Ended					6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Vehicle Care division	Dec. 31, 2013 Champion	Dec. 31, 2012 Champion	Dec. 31, 2013 Nalco	Dec. 31, 2012 Nalco	Dec. 31, 2011 Nalco	Dec. 31, 2013 Energy Restructuring Plan item	Dec. 31, 2012 2011 Restructuring Plan	Dec. 31, 2013 2011 Restructuring Plan	Dec. 31, 2012 Merger Restructuring Plan	Dec. 31, 2013 Merger Restructuring Plan	Dec. 31, 2013 Combined Plan	Dec. 31, 2012 Combined Plan	Dec. 31, 2011 Combined Plan	Dec. 31, 2013 Nalco Restructuring Plan	Dec. 31, 2012 Nalco Restructuring Plan	Dec. 31, 2011 Nalco Restructuring Plan	Dec. 31, 2013 Employee termination costs Energy Restructuring Plan	Dec. 31, 2013 Employee termination costs Combined Plan	Dec. 31, 2012 Employee termination costs Combined Plan	Dec. 31, 2011 Employee termination costs Combined Plan	Dec. 31, 2013 Asset disposals Energy Restructuring Plan	Dec. 31, 2013 Asset disposals Combined Plan	Dec. 31, 2013 Asset disposals Combined Plan	Dec. 31, 2012 Asset disposals Combined Plan	Dec. 31, 2011 Asset disposals Combined Plan	Dec. 31, 2013 Other Energy Restructuring Plan	Dec. 31, 2013 Other Combined Plan	Dec. 31, 2012 Other Combined Plan	Dec. 31, 2011 Other Combined Plan
Restructuring reserve
Recorded expense and accrual											$ 27.4					$ 63.6	$ 139.4	$ 74.7				$ 22.9	$ 55.0	$ 126.1	$ 67.1	$ 3.6		$ (4.9)	$ 3.2	$ 0.5	$ 0.9	$ 13.5	$ 10.1	$ 7.1
Cash payments											(17.5)					(101.8)	(65.3)	(25.1)	(1.3)	(7.4)		(16.7)	(97.7)	(62.0)	(22.5)			9.1			(0.8)	(13.2)	(3.3)	(2.6)
Non-cash charges											(3.6)					(4.6)	(7.1)	(0.5)								(3.6)		(4.2)	(3.2)	(0.5)		(0.4)	(3.9)
Effect of foreign currency translation											0.6					2.8	(0.7)	(2.2)				0.6	2.8	(0.7)	(2.2)
Restructuring liability		68.3		116.6							6.9					73.2	113.2	46.9	1.1	3.4	10.6	6.8	65.9	105.8	42.4						0.1	7.3	7.4	4.5
Gain on sale of facilities																											7.4
Other restructuring information
Number of positions expected to be eliminated											500
Restructuring charge expected to be incurred, pretax											80		150		180	100
Restructuring charge expected to be incurred, after tax											55		125		120	70
Restructuring charge incurred, pretax											27.4	134.0		80.0		63.6
Restructuring charge incurred, after tax												100.0		59.0		48.3
Restructuring charges, expected cash expenditures											60
Restructuring charges, after tax											19.4
Period over which the entity expects to pay the restructuring charges											12 months
Non-restructuring special (gains) and charges
Business combination and integration related costs, pre tax						88.8	19.4	18.6	155.8	62.8
Business combination and integration related costs, after tax						61.4	16.7	14.2	113.7	45.6
Aggregate principal amount							500
Foreign currency translation charges associated with remeasurement, before tax		22.7
Foreign currency translation charges associated with remeasurement, after tax		16.1
Gain (charges) on sale of business and litigation related charges, before tax					60.1
Gain (charges) on sale of business and litigation related charges, after tax					35.7
Charges related to long-term customer agreement modification	29.6		29.6
Charges related to long-term customer agreement modification, after tax	$ 18.4		$ 18.4